Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common Stock, par value $0.0001 per share
Amount Registered | shares	16,556,184
Proposed Maximum Offering Price per Unit | $ / shares	2.685
Maximum Aggregate Offering Price	$ 44,453,354.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,805.81
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional shares of common stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.Consists of an aggregate of 16,556,184 shares of the Registrant’s common stock, including (i) 6,791,380 shares of the Registrant’s common stock, and (ii) 9,764,804 shares of the Registrant’s common stock issuable upon the exercise of pre-funded warrants.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s shares of common stock on The Nasdaq Capital Market on August 1, 2025.